UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23075

Nuveen High Income November 2021 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHB
Nuveen High Income November 2021 Target Term Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 129.6% (100.0% of Total Investments)
	CORPORATE BONDS – 128.3% (99.0% of Total Investments)
	Aerospace & Defense – 3.2%
$ 3,000	Bombardier Inc, 144A	8.750%	12/01/21	B	$3,216,000
5,750	Bombardier Inc, 144A	5.750%	3/15/22	B	5,577,500
2,000	CBC Ammo LLC/ CBC FinCo, Inc, 144A	7.250%	11/15/21	BB	2,020,000
7,343	Triumph Group Inc	4.875%	4/01/21	B-	7,222,575
18,093	Total Aerospace & Defense				18,036,075
	Airlines – 1.7%
1,150	Air Canada, 144A	7.750%	4/15/21	BB-	1,308,125
675	American Airlines Group Inc, 144A	4.625%	3/01/20	BB-	694,406
1,500	United Continental Holdings Inc	6.000%	12/01/20	BB	1,635,000
4,950	Virgin Australia Holdings Limited, 144A	7.875%	10/15/21	B-	5,154,188
1,000	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B-	900,000
9,275	Total Airlines				9,691,719
	Automobiles – 1.0%
5,450	Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B2	5,844,471
	Banks – 0.9%
4,850	Popular Inc	7.000%	7/01/19	BB-	4,983,375
	Building Products – 1.1%
2,750	Euramax International Inc, 144A	12.000%	8/15/20	B-	2,990,625
3,325	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB-	3,412,281
6,075	Total Building Products				6,402,906
	Chemicals – 3.2%
1,250	CF Industries Inc	7.125%	5/01/20	BB+	1,387,500
2,000	CF Industries Inc, 144A	3.400%	12/01/21	BBB-	2,038,336
3,000	Hexion Inc	6.625%	4/15/20	CCC+	2,685,000
1,250	Hexion Inc, 144A	10.375%	2/01/22	CCC+	1,200,000
1,300	Huntsman International LLC	4.875%	11/15/20	BB	1,376,375
6,230	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	6,455,838
3,000	Tronox Finance LLC, 144A	7.500%	3/15/22	B-	3,161,250
18,030	Total Chemicals				18,304,299
	Commercial Services & Supplies – 4.1%
6,345	ADT Corporation	6.250%	10/15/21	BB-	7,035,018
4,267	APX Group, Inc	8.750%	12/01/20	CCC	4,400,344
6,250	GFL Environmental Corporation, 144A	5.625%	5/01/22	B-	6,500,000
4,500	R.R. Donnelley & Sons Company	7.875%	3/15/21	B+	4,747,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Services & Supplies (continued)
$ 500	R.R. Donnelley & Sons Company	7.000%	2/15/22	B+	$ 515,000
21,862	Total Commercial Services & Supplies				23,197,862
	Construction & Engineering – 0.8%
1,578	AECOM Global II LLC / URS FOX US LP	5.000%	4/01/22	BB-	1,641,120
3,000	HC2 Holdings, Inc, 144A	11.000%	12/01/19	B-	3,045,000
4,578	Total Construction & Engineering				4,686,120
	Construction Materials – 0.6%
3,000	Cemex SAB de CV, 144A	7.250%	1/15/21	BB	3,153,000
	Consumer Finance – 5.2%
3,500	Ally Financial Inc	4.125%	2/13/22	BB+	3,615,850
7,752	Credit Acceptance Corporation	6.125%	2/15/21	BB	7,868,280
1,704	Enova International, Inc	9.750%	6/01/21	B-	1,797,720
2,000	Navient Corporation	6.625%	7/26/21	BB	2,140,000
8,564	OneMain Financial Holdings, Inc, 144A	7.250%	12/15/21	B1	8,938,675
4,500	SLM Corporation	7.250%	1/25/22	BB	4,921,875
28,020	Total Consumer Finance				29,282,400
	Containers & Packaging – 1.6%
3,650	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc, 144A	6.000%	6/30/21	B	3,750,375
1,800	Coveris Holdings SA, 144A	7.875%	11/01/19	B-	1,773,000
3,235	Owens-Brockway Glass Containers, 144A	5.000%	1/15/22	BB-	3,425,056
8,685	Total Containers & Packaging				8,948,431
	Diversified Financial Services – 5.5%
6,475	Fly Leasing Limited	6.375%	10/15/21	BB-	6,774,469
4,500	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	BB-	4,522,500
3,050	Lincoln Finance LTD, 144A	7.375%	4/15/21	BB+	3,210,125
6,527	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	6,657,540
5,300	NewStar Financial, Inc	7.250%	5/01/20	BB-	5,459,000
4,265	PHH Corporation	6.375%	8/15/21	B1	4,382,287
30,117	Total Diversified Financial Services				31,005,921
	Diversified Telecommunication Services – 3.1%
9,000	CenturyLink Inc	5.800%	3/15/22	BB+	8,966,250
1,500	Frontier Communications Corporation	9.250%	7/01/21	B+	1,316,719
5,750	Frontier Communications Corporation	8.750%	4/15/22	B+	4,700,625
3,450	Windstream Corporation	7.750%	10/01/21	BB-	2,570,250
19,700	Total Diversified Telecommunication Services				17,553,844
	Electric Utilities – 0.2%
1,000	DCP Midstream Operating LP, 144A	4.750%	9/30/21	BB+	1,025,000
	Electronic Equipment, Instruments & Components – 0.8%
4,000	Anixter Inc	5.125%	10/01/21	BBB-	4,300,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Energy Equipment & Services – 1.9%
$ 3,900	McDermott International Inc, 144A	8.000%	5/01/21	BB-	$4,026,750
2,500	Resolute Energy Corporation	8.500%	5/01/20	B+	2,543,750
4,416	SESI, LLC	7.125%	12/15/21	BB-	4,504,320
10,816	Total Energy Equipment & Services				11,074,820
	Equity Real Estate Investment Trust – 4.0%
3,248	CoreCivic, Inc	4.125%	4/01/20	Ba1	3,329,200
3,754	Geo Group Inc	5.875%	1/15/22	B+	3,890,083
2,500	Iron Mountain Inc, 144A	4.375%	6/01/21	BB-	2,585,725
250	iStar Inc	4.625%	9/15/20	BB	255,625
8,290	iStar Inc	6.500%	7/01/21	BB	8,663,050
3,847	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	4,000,880
21,889	Total Equity Real Estate Investment Trust				22,724,563
	Food & Staples Retailing – 1.2%
3,500	Rite Aid Corporation	6.750%	6/15/21	B	3,618,125
3,500	Supervalu Inc	6.750%	6/01/21	B-	3,316,250
7,000	Total Food & Staples Retailing				6,934,375
	Food Products – 0.2%
910	JBS USA LLC, 144A	7.250%	6/01/21	BB	928,200
	Gas Utilities – 0.5%
2,770	Ferrellgas LP	6.750%	1/15/22	B	2,686,900
	Health Care Equipment & Supplies – 1.7%
5,030	Tenet Healthcare Corporation	4.375%	10/01/21	BB-	5,099,162
1,550	Tenet Healthcare Corporation, 144A	7.500%	1/01/22	Ba3	1,641,063
3,000	Tenet Healthcare Corporation	8.125%	4/01/22	B-	3,052,500
9,580	Total Health Care Equipment & Supplies				9,792,725
	Health Care Providers & Services – 5.9%
1,650	Acadia Healthcare	6.125%	3/15/21	B	1,699,005
500	Community Health Systems, Inc	7.125%	7/15/20	CCC+	451,250
7,000	Community Health Systems, Inc	5.125%	8/01/21	BB	6,912,500
7,000	HCA Inc	7.500%	2/15/22	BB	8,030,330
7,509	Kindred Healthcare Inc	6.375%	4/15/22	B-	6,795,645
4,886	Lifepoint Health Inc	5.500%	12/01/21	Ba2	5,047,848
4,395	Select Medical Corporation	6.375%	6/01/21	B-	4,532,344
32,940	Total Health Care Providers & Services				33,468,922
	Hotels, Restaurants & Leisure – 4.3%
6,000	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	6,633,000
5,000	MGM Resorts International Inc	6.625%	12/15/21	BB	5,625,000
3,000	Norwegian Cruise Lines, 144A	4.750%	12/15/21	BB	3,112,500
4,090	Scientific Games Corporation, 144A	7.000%	1/01/22	B+	4,340,512
2,000	Scientific Games International Inc	6.625%	5/15/21	CCC+	2,050,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$ 2,750	Studio City Co Ltd, 144A	7.250%	11/30/21	BB-	$ 2,945,938
22,840	Total Hotels, Restaurants & Leisure				24,706,950
	Household Durables – 6.5%
4,500	Apex Tool Group, LLC (ATG), 144A	7.000%	2/01/21	B-	4,162,500
7,725	Beazer Homes USA, Inc.	8.750%	3/15/22	B3	8,555,437
3,510	Brookfield Residential Properties Inc, 144A	6.500%	12/15/20	B+	3,593,362
1,250	CalAtlantic Group Inc	6.250%	12/15/21	BB	1,376,563
3,960	KB Home	7.000%	12/15/21	BB-	4,445,100
2,500	Lennar Corporation	4.750%	4/01/21	BB+	2,631,250
3,045	Meritage Homes Corporation	7.000%	4/01/22	BB	3,478,913
3,550	M-I Homes Inc	6.750%	1/15/21	BB-	3,705,312
2,500	New Home Company Inc	7.250%	4/01/22	B-	2,581,250
2,815	Rent-A-Center, Inc	4.750%	5/01/21	B3	2,547,575
35,355	Total Household Durables				37,077,262
	Household Products – 1.2%
6,325	HRG Group, Inc	7.750%	1/15/22	B	6,601,719
	Independent Power & Renewable Electricity Producers – 2.5%
2,550	Atlantica Yield PLC, 144A	7.000%	11/15/19	BB-	2,722,125
6,750	DPL, Inc	7.250%	10/15/21	Ba3	7,357,500
706	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B-	697,175
4,500	Talen Energy Supply LLC	4.600%	12/15/21	B-	3,701,250
14,506	Total Independent Power & Renewable Electricity Producers				14,478,050
	Industrial Conglomerates – 1.6%
7,000	Icahn Enterprises Finance	5.875%	2/01/22	BB+	7,210,000
2,000	Icahn Enterprises Finance	6.250%	2/01/22	BB+	2,085,000
9,000	Total Industrial Conglomerates				9,295,000
	Insurance – 0.7%
3,897	Genworth Financial Inc	7.625%	9/24/21	B	3,791,781
	Internet & Direct Marketing Retail – 0.8%
4,230	Netflix Incorporated	5.500%	2/15/22	B+	4,610,700
	Internet Software & Services – 0.8%
4,467	Cimpress NV, 144A	7.000%	4/01/22	B+	4,628,929
	IT Services – 0.8%
4,500	Alliance Data Systems Corporation, 144A	5.875%	11/01/21	N/R	4,680,000
	Machinery – 2.3%
2,000	Airxcel Incorporated, 144A	8.500%	2/15/22	B	2,120,200
1,000	CNH Industrial Capital LLC	4.875%	4/01/21	BBB-	1,062,500
1,500	CNH Industrial Capital LLC	3.875%	10/15/21	BBB-	1,541,438
1,000	Joy Global, Inc	5.125%	10/15/21	A	1,099,854

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Machinery (continued)
$ 3,500	Navistar International Corporation	8.250%	11/01/21	B-	$3,515,400
3,725	Titan International Inc	6.875%	10/01/20	B-	3,838,612
12,725	Total Machinery				13,178,004
	Media – 10.9%
3,529	AMC Entertainment Inc	5.875%	2/15/22	B+	3,555,468
2,500	Cablevision Systems Corporation	8.000%	4/15/20	B-	2,771,875
5,325	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B	5,418,187
6,580	Clear Channel International BV, 144A	8.750%	12/15/20	BB-	6,909,000
5,000	CSC Holdings Inc	6.750%	11/15/21	B+	5,525,000
5,000	Dish DBS Corporation	6.750%	6/01/21	Ba3	5,500,000
4,250	Lee Enterprises Inc, 144A	9.500%	3/15/22	B2	4,414,688
1,250	National CineMedia LLC	6.000%	4/15/22	Ba3	1,275,000
3,000	Nexstar Broadcasting Inc, 144A	6.125%	2/15/22	B+	3,127,500
6,425	Radio One Inc, 144A	7.375%	4/15/22	B	6,425,000
3,200	Regal Entertainment Group	5.750%	3/15/22	B+	3,304,000
10,000	Time Inc, 144A	5.750%	4/15/22	B	10,237,500
3,585	WMG Acquisition Group, 144A	6.750%	4/15/22	B	3,768,731
59,644	Total Media				62,231,949
	Metals & Mining – 12.2%
6,500	AK Steel Corporation	7.625%	10/01/21	B-	6,760,000
3,500	Alcoa Inc.	5.870%	2/23/22	BBB-	3,832,500
6,000	Aleris International Inc, 144A	9.500%	4/01/21	B	6,390,000
6,840	Allegheny Technologies Inc	5.950%	1/15/21	B	6,976,800
2,500	Anglo American Capital PLC, 144A	4.125%	4/15/21	BBB-	2,599,475
3,995	Constellium N.V, 144A	7.875%	4/01/21	B+	4,234,700
5,705	Eldorado Gold Corporation, 144A	6.125%	12/15/20	B+	5,797,706
4,850	First Quantum Minerals Limited, 144A	7.000%	2/15/21	B	4,989,438
3,000	FMG Resources, 144A	9.750%	3/01/22	BBB-	3,373,500
2,000	Freeport McMoRan, Inc	6.750%	2/01/22	BB+	2,085,000
1,665	Freeport McMoRan, Inc	3.550%	3/01/22	BB+	1,639,509
1,500	Glencore Finance Canada, 144A	4.950%	11/15/21	BBB	1,619,865
3,200	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	3,288,000
2,500	Lundin Mining Corporation, 144A	7.500%	11/01/20	BB-	2,600,000
3,843	Teck Resources Limited	4.750%	1/15/22	BB	4,062,781
6,935	United States Steel Corporation, 144A	8.375%	7/01/21	BB+	7,663,175
1,300	Vale Overseas Limited	4.375%	1/11/22	BBB+	1,355,172
65,833	Total Metals & Mining				69,267,621
	Mortgage Real Estate Investment Trust – 0.9%
5,000	Starwood Property Trust	5.000%	12/15/21	BB-	5,218,750
	Multiline Retail – 1.4%
7,868	J.C. Penney Corporation Inc	5.650%	6/01/20	B+	7,730,310

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels – 12.9%
$ 4,000	Antero Resources Corporation	5.375%	11/01/21	BB	$4,105,000
1,210	Ascent Resources - Utica LLC / AEU Finance Corporation, 144A	10.000%	4/01/22	B-	1,297,725
2,184	Calumet Specialty Products, 144A	11.500%	1/15/21	B+	2,530,710
500	Calumet Specialty Products	6.500%	4/15/21	CCC+	488,438
6,100	CONSOL Energy Inc	5.875%	4/15/22	B+	6,161,000
1,250	GasLog Limited	8.875%	3/22/22	N/R	1,315,625
4,800	Genesis Energy LP	5.750%	2/15/21	BB-	4,818,000
2,000	Ithaca Energy Inc, 144A	8.125%	7/01/19	CCC+	2,042,500
2,910	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	2,975,475
2,300	NGL Energy Partners LP/Fin Co	6.875%	10/15/21	B+	2,300,000
3,000	NuStar Logistics LP	4.750%	2/01/22	BB+	3,037,500
4,479	Oasis Petroleum Inc	6.875%	3/15/22	BB-	4,557,382
4,475	Peabody Securities Finance Corporation, 144A	6.000%	3/31/22	Ba3	4,620,437
2,000	Petrobras Global Finance BV	8.375%	5/23/21	BB	2,313,250
750	Petrobras Global Finance BV	6.125%	1/17/22	BB	806,250
3,000	Petrobras International Finance Company	5.375%	1/27/21	BB	3,167,100
869	Rain CII Carbon LLC / CII Carbon Corporation, 144A	8.250%	1/15/21	B+	901,588
1,450	Range Resources Corporation, 144A	5.750%	6/01/21	BB+	1,508,000
2,059	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB-	2,315,266
4,000	Southwestern Energy Company	4.100%	3/15/22	BB	3,860,000
2,500	Sunoco LP / Sunoco Finance Corp	6.250%	4/15/21	BB-	2,619,625
2,570	Teekay Corporation	8.500%	1/15/20	B+	2,608,550
2,500	Ultra Resources, Inc, 144A	6.875%	4/15/22	BB	2,550,000
2,750	Whiting Petroleum Corporation	5.750%	3/15/21	BB-	2,701,875
500	Williams Partners LP	3.600%	3/15/22	BBB	516,459
4,000	WPX Energy Inc	6.000%	1/15/22	B+	4,135,000
3,000	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	3,366,600
71,156	Total Oil, Gas & Consumable Fuels				73,619,355
	Pharmaceuticals – 1.7%
4,000	Endo Finance LLC, 144A	5.750%	1/15/22	B3	3,510,000
3,801	Valeant Pharmaceuticals International, 144A	5.625%	12/01/21	B-	3,558,686
2,500	Valeant Pharmaceuticals International, 144A	6.500%	3/15/22	BB-	2,637,500
10,301	Total Pharmaceuticals				9,706,186
	Professional Services – 0.5%
3,000	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	3,108,750
	Real Estate Management & Development – 3.4%
4,513	Crescent Communities LLC, 144A	8.875%	10/15/21	B+	4,783,780
5,200	Hunt Companies Inc, 144A	9.625%	3/01/21	N/R	5,473,000
7,515	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	7,665,300
1,250	Yuzhou Properties Co Limited	6.000%	1/25/22	BB-	1,295,721
18,478	Total Real Estate Management & Development				19,217,801

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Road & Rail – 0.8%
$ 4,500	The Hertz Corporation	7.375%	1/15/21	B-	$ 4,516,875
	Software – 0.7%
4,000	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	4,148,000
	Sovereign – 0.4%
2,000	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	Ba2	2,170,000
	Specialty Retail – 2.2%
7,000	GameStop Corporation, 144A	6.750%	3/15/21	Ba1	7,280,000
2,000	Gap, Inc	5.950%	4/12/21	Baa2	2,169,204
3,000	Limited Brands Inc	6.625%	4/01/21	BB+	3,300,000
12,000	Total Specialty Retail				12,749,204
	Technology Hardware, Storage & Peripherals – 2.1%
6,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.875%	6/15/21	BB+	6,272,520
2,100	NCR Corporation	5.875%	12/15/21	BB	2,169,825
3,585	Seagate HDD Cayman, 144A	4.250%	3/01/22	Baa3	3,563,979
11,685	Total Technology Hardware, Storage & Peripherals				12,006,324
	Tobacco – 0.2%
1,000	Alliance One International Inc, 144A	8.500%	4/15/21	B1	1,042,500
	Trading Companies & Distributors – 1.4%
3,328	Aircastle Limited	5.500%	2/15/22	BB+	3,635,840
4,000	Avation Capital SA, 144A	7.500%	5/27/20	B+	4,050,000
7,328	Total Trading Companies & Distributors				7,685,840
	Transportation Infrastructure – 0.5%
3,000	Navigator Holdings Limited, Reg S, 144A	7.750%	2/10/21	N/R	2,992,212
	Wireless Telecommunication Services – 6.2%
4,260	Altice Financing SA, 144A	6.500%	1/15/22	BB-	4,430,400
4,700	Digicel Limited, 144A	6.000%	4/15/21	B1	4,587,858
6,675	Hughes Satellite Systems Corporation	7.625%	6/15/21	BB-	7,579,596
3,250	Softbank Corporation, 144A	4.500%	4/15/20	BB+	3,352,927
5,875	Sprint Corporation	7.250%	9/15/21	B+	6,528,594
2,440	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	2,466,694
6,040	Wind Acquisition Finance SA, 144A	7.375%	4/23/21	B+	6,281,600
33,240	Total Wireless Telecommunication Services				35,227,669
$ 706,518	Total Corporate Bonds (cost $716,368,016)				729,713,669

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.7% (0.5% of Total Investments)
	Independent Power & Renewable Electricity Producers – 0.7%
$ 4,000	NRG Yield Inc, 144A	3.250%	6/01/20	N/R	$ 3,992,500
$ 4,000	Total Convertible Bonds (cost $3,917,120)				3,992,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.6% (0.5% of Total Investments)
	Argentina – 0.6%
$ 3,000	Republic of Argentina	6.875%	4/22/21	B	$ 3,267,000
$ 3,000	Total Sovereign Debt (cost $3,224,682)				3,267,000
	Total Long-Term Investments (cost $723,509,818)				736,973,169
	Borrowings – (33.4)% (3), (4)				(190,000,000)
	Other Assets Less Liabilities – 3.8%				21,757,997
	Net Assets – 100%				$ 568,731,166
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$729,713,669	$ —	$729,713,669
Convertible Bonds	—	3,992,500	—	3,992,500
Sovereign Debt	—	3,267,000	—	3,267,000
Total	$ —	$736,973,169	$ —	$736,973,169
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

Tax cost of investments	$723,532,257
Gross unrealized:
Appreciation	$ 17,664,617
Depreciation	(4,223,705)
Net unrealized appreciation (depreciation) of investments	$ 13,440,912
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 25.8%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income November 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017